Schedule of Investments (unaudited) July 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.8%
Ambev SA, ADR	48,589	$137,021
Cia Energetica de Minas Gerais, ADR	14,485	32,157

		169,178

China — 23.7%
3SBio, Inc.(a)	179,000	119,147
Alibaba Group Holding Ltd.(b)	1,148	12,908
Autohome, Inc., Class A	3,100	26,810
Baidu, Inc., Class A(b)	1,900	32,840
Bank of China Ltd., Class H	261,000	92,808
Bank of Hangzhou Co. Ltd., Class A	26,300	55,766
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,030	40,694
Bloomage Biotechnology Corp. Ltd., Class A	4,831	114,223
BYD Co. Ltd., Class A	2,700	128,777
China Construction Bank Corp., Class H	81,000	51,727
China Galaxy Securities Co. Ltd., Class H	43,000	21,265
China Petroleum & Chemical Corp., Class H	240,000	113,150
China Railway Signal & Communication Corp. Ltd., Class A	202,641	131,867
China Resources Pharmaceutical Group Ltd.(a)	67,000	40,182
China United Network Communications Ltd., Class A	46,300	23,608
China Yangtze Power Co. Ltd., Class A	16,300	57,715
China Yongda Automobiles Services Holdings Ltd.	56,000	48,287
Daqin Railway Co. Ltd., Class A	36,700	32,905
Dongfeng Motor Group Co. Ltd., Class H	172,000	118,851
Hengan International Group Co. Ltd.	4,500	21,781
Industrial & Commercial Bank of China Ltd., Class A	6,900	4,479
Industrial & Commercial Bank of China Ltd., Class H	178,000	94,106
Industrial Bank Co. Ltd., Class A	3,900	10,281
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,000	24,496
Kweichow Moutai Co. Ltd., Class A	400	112,463
Maanshan Iron & Steel Co. Ltd., Class H	26,000	6,981
New China Life Insurance Co. Ltd., Class H	2,100	5,004
PetroChina Co. Ltd., Class A	77,300	59,793
PetroChina Co. Ltd., Class H	36,000	16,811
Proya Cosmetics Co. Ltd., Class A	500	13,060
Shandong Gold Mining Co. Ltd., Class A	35,300	95,674
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	88,600	133,424
Sinopharm Group Co. Ltd., Class H	53,200	121,891
Tingyi Cayman Islands Holding Corp.	6,000	9,877
Uni-President China Holdings Ltd.	61,000	55,801
WuXi AppTec Co. Ltd., Class H(a)	1,600	19,383
Zijin Mining Group Co. Ltd., Class A	90,700	120,148

		2,188,983

Hong Kong — 1.4%
Beijing Enterprises Water Group Ltd.	436,000	132,187

India — 11.1%
Alkem Laboratories Ltd.	870	35,480
Asian Paints Ltd.	140	5,914
Cipla Ltd.	2,728	33,723
Container Corp. Of India Ltd.	5,715	51,544
HCL Technologies Ltd.	1,734	20,853
HDFC Bank Ltd., ADR	2,140	134,392
Hindustan Unilever Ltd.	1,538	51,380
Infosys Ltd.	3,722	73,012
Infosys Ltd., ADR	3,550	69,190
ITC Ltd.	35,173	134,885
Kotak Mahindra Bank Ltd.	5,937	136,349
Petronet LNG Ltd.	6,870	19,120
Sun Pharmaceutical Industries Ltd.	5,079	60,578

Security	Shares	Value

India (continued)
Syngene International Ltd.(a)	1,938	$13,942
Tata Consultancy Services Ltd.	3,404	142,385
Tech Mahindra Ltd.	1,765	23,470
Torrent Pharmaceuticals Ltd.	984	19,030

		1,025,247

Indonesia — 2.0%
Bank Central Asia Tbk PT	189,000	93,982
Telkom Indonesia Persero Tbk PT, ADR	3,153	89,861

		183,843

Kuwait — 3.4%
Kuwait Finance House KSCP	29,883	86,796
Mobile Telecommunications Co. KSCP	49,488	98,044
National Bank of Kuwait SAKP	37,725	131,744

		316,584

Malaysia — 6.0%
Axiata Group Bhd	215,600	139,036
Genting Malaysia Bhd	11,700	7,693
IHH Healthcare Bhd	29,000	41,698
Maxis Bhd	135,800	112,088
Petronas Gas Bhd	29,600	114,079
PPB Group Bhd	16,700	61,089
RHB Bank Bhd	55,800	73,797
Tenaga Nasional Bhd	4,000	7,424

		556,904

Mexico — 0.3%
Coca-Cola Femsa SAB de CV	4,663	28,231

Philippines — 1.2%
Manila Electric Co.	17,390	107,335

Qatar — 4.2%
Ooredoo QPSC	54,756	138,964
Qatar Electricity & Water Co. QSC	26,186	131,672
Qatar Islamic Bank SAQ	9,460	66,071
Qatar National Bank QPSC	8,636	47,322

		384,029

Russia(c) — 0.0%
Alrosa PJSC	37,207	6
LUKOIL PJSC	1,506	—

		6

Saudi Arabia — 9.2%
Al Rajhi Bank	4,758	114,645
Al-Dawaa Medical Services Co.(b)	890	17,586
Almarai Co. JSC	1,949	27,186
Arabian Internet & Communications Services Co.	1,327	84,055
Dr Sulaiman Al Habib Medical Services Group Co.	2,449	134,370
Jarir Marketing Co.	1,679	73,157
Saudi Arabian Oil Co.(a)	12,799	136,788
Saudi Basic Industries Corp.	5,078	135,295
Saudi Telecom Co.	1,860	50,013
Seera Group Holding(b)	6,198	27,408
United International Transportation Co.	3,993	51,425

		851,928

South Africa — 1.9%
Anglo American Platinum Ltd.	270	20,712
Capitec Bank Holdings Ltd.	482	57,924
Truworths International Ltd.	1,800	5,544
Vodacom Group Ltd.	10,618	88,221

		172,401

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 5.1%
Amorepacific Group	239	$6,801
BGF retail Co. Ltd.	851	118,555
Cheil Worldwide, Inc.	405	7,112
Hugel, Inc.(b)	56	5,799
Hyundai Glovis Co. Ltd.	119	16,702
KT&G Corp.	2,054	129,462
POSCO Holdings, Inc.	355	66,299
POSCO Holdings, Inc., ADR(d)	2,014	94,356
Samsung SDS Co. Ltd.	257	26,956

		472,042

Taiwan — 17.5%
Accton Technology Corp.	15,000	125,188
Bizlink Holding, Inc.	5,000	53,929
Chang Hwa Commercial Bank Ltd.	222,490	132,479
Chicony Electronics Co. Ltd.	47,000	124,639
Chunghwa Telecom Co. Ltd.	16,000	64,922
Chunghwa Telecom Co. Ltd., ADR	166	6,668
CTBC Financial Holding Co. Ltd.	71,000	54,547
Delta Electronics, Inc.	16,000	139,154
First Financial Holding Co. Ltd.	154,000	139,106
Hon Hai Precision Industry Co. Ltd.	35,000	127,916
Hon Hai Precision Industry Co. Ltd., GDR, Registered Shares(e)	1,447	10,418
Largan Precision Co. Ltd.	1,000	70,143
President Chain Store Corp.	13,000	122,920
Sercomm Corp.	12,000	36,461
Simplo Technology Co. Ltd.	4,000	35,354
Taiwan Mobile Co. Ltd.	37,000	125,559
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	120,047
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214	18,935
United Microelectronics Corp.	27,000	36,322
United Microelectronics Corp., ADR	2,710	18,482
Vanguard International Semiconductor Corp.	23,000	55,396

		1,618,585

Thailand — 4.6%
Advanced Info Service PCL, NVDR	21,400	117,628
Bangkok Dusit Medical Services PCL, NVDR	164,700	120,452
Home Product Center PCL, NVDR	331,800	120,185
PTT Exploration & Production PCL, NVDR	15,500	69,689

		427,954

Security	Shares	Value

Turkey — 0.3%
BIM Birlesik Magazalar A/S	5,775	$29,687

United Arab Emirates — 2.9%
Abu Dhabi Commercial Bank PJSC	52,880	131,436
Dubai Islamic Bank PJSC	83,986	134,588

		266,024

United States — 0.3%
Genpact Ltd.	429	20,626
Legend Biotech Corp., ADR(b)	132	6,236

		26,862

Total Long-Term Investments — 96.9% (Cost: $9,418,158)		8,958,010

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(f)(g)	153,429	153,429
SL Liquidity Series, LLC, Money Market Series, 2.03%(f)(g)(h)	28,506	28,500

Total Short-Term Securities — 2.0% (Cost: $181,929)		181,929

Total Investments — 98.9% (Cost: $9,600,087)		9,139,939

Other Assets Less Liabilities — 1.1%		98,825

Net Assets — 100.0%		$9,238,764

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$104,144	$49,285	(a)	$—	$—	$—	$153,429	153,429	$429		$—
SL Liquidity Series, LLC, Money Market Series	24,056	4,444	(a)	—	—	—	28,500	28,506	139	(b)	—

					$—	$—	$181,929		$568		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	5	09/16/22	$250	$9,707

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$169,178	$—	$—	$169,178
China	40,694	2,148,289	—	2,188,983
Hong Kong	—	132,187	—	132,187
India	203,582	821,665	—	1,025,247
Indonesia	89,861	93,982	—	183,843
Kuwait	—	316,584	—	316,584
Malaysia	68,513	488,391	—	556,904
Mexico	28,231	—	—	28,231
Philippines	—	107,335	—	107,335
Qatar	197,743	186,286	—	384,029
Russia	—	—	6	6
Saudi Arabia	—	851,928	—	851,928
South Africa	5,544	166,857	—	172,401
South Korea	94,356	377,686	—	472,042
Taiwan	54,503	1,564,082	—	1,618,585
Thailand	—	427,954	—	427,954
Turkey	29,687	—	—	29,687
United Arab Emirates	—	266,024	—	266,024
United States	26,862	—	—	26,862

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$153,429	$—	$—	$153,429

	$1,162,183	$7,949,250	$6	9,111,439

Investments Valued at NAV(a)				28,500

				$9,139,939

Derivative Financial Instruments(b)
Assets
Equity Contracts	$9,707	$—	$—	$9,707

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4